Commitments and Contingencies - Schedule of Lease (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$ 38,000	$ 45,563	$ 81,650	$ 125,076
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$ 169,743	$ 127,486	$ 127,486